         (Letterhead of Dean Witter Reynolds, Inc.)










                                        Rule 497(j)
                                        Reg. No. 333-45741


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Dean Witter Select Equity
Trust, Select Global Series 98-2, Select Global 30 Portfolio
98-2 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         DEAN WITTER SELECT EQUITY TRUST,
                         SELECT GLOBAL SERIES 98-2
                         SELECT GLOBAL 30 PORTFOLIO 98-2
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              Thomas Hines/s/
                              Thomas Hines
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549